Document and Entity Information	12 Months Ended
Jun. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 24, 2013
Registrant Name	METROPOLITAN WEST FUNDS
Central Index Key	0001028621
Amendment Flag	false
Document Creation Date	Jun. 24, 2013
Document Effective Date	Jun. 26, 2013
Prospectus Date	Jun. 26, 2013